Janus Henderson Low Duration Multi-Sector Income Fund Expense Example - Class D Shares [Member] - Janus Henderson Low Duration Multi-Sector Income Fund - Class D	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 53
Expense Example, with Redemption, 3 Years	326
Expense Example, with Redemption, 5 Years	620
Expense Example, with Redemption, 10 Years	$ 1,457